Consolidated Statement of Cash Flow (Schedule of Non-cash Transactions Related to the Consolidated Statement of Cash Flow) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Consolidated Statement Of Cash Flow [Abstract]
Increase (Decrease) in asset retirement obligation	$ 13,299	$ (4,355)	$ 5,943
Increase (Decrease) in provisions for other long-term liabilities	1,867	(60)	2,053
Purchase of property, plant and equipment	$ (733)	$ 1,100	$ 11,759